Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
NOTE 12. STOCK-BASED COMPENSATION
The Company recorded stock-based compensation expense and related income tax effects for the years ended December 31, as follows:

(In millions)	2023	2022	2021
Stock-based compensation expense	$11.4	$8.9	$5.5

Tax benefit recorded in consolidated statements of income	$2.9	$4.6	$1.9

As of December 31, 2023, there was $16.0 million of unrecognized stock-based compensation expense for outstanding awards expected to be recognized over a weighted average period of 1.8 years.
Incentive Compensation Plan
The Company sponsors a stock-based compensation plan (the “Incentive Compensation Plan”) that provides certain incentives and awards to its officers, employees, directors and consultants. The Incentive Compensation Plan allows the Compensation Committee (the “Committee”) of the Board of Directors to make various types of awards to eligible individuals. Awards that may be issued include common stock, stock options, stock appreciation rights, restricted stock and stock units.
Restricted stock unit awards specify any applicable performance goals, the time and rate of vesting and such other provisions as determined by the Committee. Restricted stock units generally vest after 3 years of service, but may also vest upon a change of control as defined in the Incentive Compensation Plan. The 2017 Incentive Compensation Plan was approved by stockholders in May 2017. The 2017 Incentive Compensation Plan replaced the prior incentive compensation plan (the “2008 Incentive Compensation Plan”). The aggregate number of shares of common stock that are authorized for issuance under the 2017 Incentive Compensation Plan is (i) 1,000,000 shares, plus (ii) the number of shares of common stock that remained available for issuance under the 2008 Incentive Compensation Plan on the effective date of the 2017 Incentive Compensation Plan, plus (iii) the number of shares of common stock that were subject to outstanding awards under the 2008 Incentive Compensation Plan on the effective date of the 2017 Incentive Compensation Plan that are canceled, forfeited, returned or withheld without the issuance of shares thereunder.
Impact of Retirement on Outstanding Awards
In the event of an executive officer’s retirement from the Company upon or after attaining age 62 and a specified number of years of service, any nonvested awards remain outstanding after retirement and vest on the originally scheduled vesting date. This permits flexibility in retirement planning, permits the Company to provide an incentive for the vesting period and does not penalize employees who receive awards as incentive compensation when they retire.

Restricted Stock Units
A summary of the nonvested restricted stock units as of December 31, 2023 and changes during the year is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2022	413,736	$84.91
Granted	195,051	$109.28
Vested	(52,616)	$114.70
Forfeited	(65,918)	$118.22

Nonvested at December 31, 2023	490,253	$82.17

The Company grants time-based and performance-based restricted stock units with a vesting period of one
to three years, but vesting periods can vary based on the discretion of the Committee. The fair value of these awards is determined using the market value of common stock on the grant date. Compensation cost is recognized over the lesser of the stated vesting period or the period until the employee meets the retirement eligible age and service requirements under the plan.
The number of shares to be issued for performance-based restricted stock units awards made in 2023, 2022, and 2021, is dependent upon performance over the three year period ending December 31st of the respective term, with respect to cumulative diluted earnings per share from continuing operations and average operating return on invested capital (ROIC). The payout for 2023 grants of performance-based units is also dependent and may increase or decrease by
20
% if the Company’s three year total shareholder return is within the top quartile or bottom quartile, respectively, of the comparator group of the Standard & Poor’s
1500
Industrial Machinery index. ROIC is defined as net income plus after tax net interest expense divided by average invested capital, which is an average of total shareholders equity plus debt plus future pension expenses held in AOCI less cash and cash equivalents. Based on results achieved in 2023, 2022, and 2021, and the forecasted amounts over the remainder of the performance period, the Company expects to issue a total of 80,839, 68,608, and 19,702, shares at the vesting dates in February 2026, February 2025, and March 2024, respectively. Compensation cost has been measured in 2023 based on these expectations.
The following summarizes values for restricted stock activity in each of the years in the three year period ended December 31:

	2023	2022	2021
Weighted-average grant-date fair value of restricted stock units granted	$109.28	$107.53	$142.32
Fair value of restricted stock vested (in millions)	$5.6	$14.5	$7.9